Loans and financing	12 Months Ended
Dec. 31, 2022
Disclosure of detailed information about borrowings [abstract]
LOANS AND FINANCING	LOANS AND FINANCING
17.1    Accounting policies
Loans and financing are initially recognized at fair value less any directly attributable transaction costs. After initial recognition, these financial liabilities are measured at amortized cost using the effective interest method, with the exception of the embedded derivative contained in the convertible debentures, which is measured at fair value through profit or loss.
As required by IFRS 9 – Financial Instruments, the right to convert convertible debentures into shares was measured at fair value through profit or loss as it is an embedded derivative.
17.2    Movement of loans and financing

Description	Average nominal rate p.a.	Maturity	December 31, 2021	Funding (–) costs	Variation of conversion right	Payment of principal	Payment of interest	Interest incurred	Foreign currency exchange	Amortized cost	December 31, 2022

In foreign currency - US$
Senior notes - 2024	5.9%	Oct-24	2,236,910	—	—	—	(120,924)	120,487	(146,308)	7,237	2,097,402
Senior notes - 2026	7.3%	Jun-26	3,298,018	—	—	—	(227,525)	222,675	(208,927)	11,424	3,095,665
Convertible debentures	6.0%	Oct-25	1,873,001	—	(519,815)	—	(105,891)	231,103	(79,212)	4,533	1,403,719
Aircraft and engines	6.0%	Mar-29	1,091,953	—	—	(302,544)	(43,056)	52,930	(74,135)	5,525	730,673
	Libor 3M + 2.6%	Mar-22	1,561	—	—	(1,428)	—	6	(139)	—	—
Others	1.0%	Jun-25	5,002	—	—	(4,124)	(5)	10	(332)	—	551
			8,506,445	—	(519,815)	(308,096)	(497,401)	627,211	(509,053)	28,719	7,328,010

In local currency - R$
Working capital	CDI + 3.9%	Feb-24	643,699	227,467	—	(369,623)	(108,887)	104,030	—	311	496,997
	2.9%	Sep-25	23,202	—	—	(20,728)	(1,031)	1,232	—	—	2,675

Debentures (a)	CDI + 5.0%	Dec-27	733,017	(12,308)	—	(74,056)	(50,908)	147,029	—	4,396	747,170

Aircraft and engines	6.2%	Mar-27	84,330	—	—	(42,324)	(3,863)	4,017	—	122	42,282
	Selic + 5.5%	May-25	28,038	—	—	(8,350)	(4,374)	3,910	—	60	19,284

			1,512,286	215,159	—	(515,081)	(169,063)	260,218	—	4,889	1,308,408

Total in R$			10,018,731	215,159	(519,815)	(823,177)	(666,464)	887,429	(509,053)	33,608	8,636,418

Current			1,023,390								1,127,729
Non-current			8,995,341								7,508,689

(a)     The amount of R$12,308 refers to costs to be amortized due to the renegotiation of the debentures (note 17.3.5).

Description	Nominal rate p.a.	Maturity	December 31, 2020	Funding (–) costs	Variation of conversion right	Payment of principal	Payment of interest	Interest incurred	Foreign currency exchange	Amortized cost	December 31, 2021

In foreign currency - US$
Senior notes - 2024	5.9%	Oct-24	2,076,310	—	—	—	(129,680)	127,437	156,163	6,680	2,236,910
Senior notes - 2026	7.3%	Jun-26	—	2,976,795	—	—	(122,803)	127,840	294,660	21,526	3,298,018
Convertible debentures	6.0% to 7.5%	Oct-25	2,419,704	—	(829,213)	—	—	201,303	77,451	3,756	1,873,001
Aircraft and engines	3.0% to 6.0%	Mar-29	1,076,442	—	—	(37,029)	(85,543)	51,050	82,722	4,311	1,091,953
	Libor 3M + 2.6%	Mar-22	8,263	—	—	(7,525)	(178)	189	477	335	1,561
Others	1.0%	Jul-23	160,534	—	—	(170,547)	(1,110)	1,095	15,030	—	5,002
			5,741,253	2,976,795	(829,213)	(215,101)	(339,314)	508,914	626,503	36,608	8,506,445

In local currency - R$
Working capital	CDI + 2% to 6%	Feb-24	709,668	46,478	—	(103,065)	(56,750)	47,180	—	188	643,699
	10.0%	Sep-25	43,443	—	—	(20,329)	(3,642)	3,730	—	—	23,202
	5.0%	Jul-21	10,846	—	—	(11,151)	(184)	159	—	330	—
	TJLP + 5.0%	Jul-21	12,524	—	—	(12,571)	(394)	441	—	—	—
Debentures	CDI + 3.0%	Dec-23	690,904	—	—	—	(16,000)	52,784	—	5,329	733,017
Aircraft and engines	6.0% to 7.3%	Mar-27	116,374	—	—	(32,606)	(5,901)	6,341	—	122	84,330
	Selic + 2.8% to 5.5%	May-25	35,502	—	—	(5,880)	(4,060)	2,436	—	40	28,038
			1,619,261	46,478	—	(185,602)	(86,931)	113,071	—	6,009	1,512,286

Total in R$			7,360,514	3,023,273	(829,213)	(400,703)	(426,245)	621,985	626,503	42,617	10,018,731

Current			858,332								1,023,390
Non-current			6,502,182								8,995,341
17.3    Main loan and financing operations
17.3.1    Senior notes 2024
In October 2017, the subsidiary Azul Investments LLP raised debt of US$400 million, equivalent to R$1,297,760, maturing in 2024 and with a coupon of 5.875% p.a. The Company incurred borrowing costs of R$22,140, which will be amortized over the contract term, as required by IFRS-9. This transaction is part of the Company’s liability management strategy and the proceeds being used for refinancing debts and general corporate purposes.
17.3.2    Senior notes 2026
In June 2021, the subsidiary Azul Investments LLP raised debt of US$600 million, equivalent to R$3,052,440, maturing in 2026 and with a coupon of 7.25% p.a. The Company incurred borrowing costs of R$75,645, which will be amortized over the contract term, as required by IFRS-9.The Company and its subsidiary ALAB provided irrevocable, unconditional and full guarantee to honor the payment of their obligations related to the debt, and net proceeds from the issue are being used by the Company for general corporate purposes.
17.3.3    Convertible debentures
On 2020, the Company concluded the public offering for the distribution of debentures convertible into first-issue preferred shares, with security interest and additional personal guarantee of the Company, with the following characteristics: total issue amount: (i) R$1,745,900; (ii) issue date: October 26, 2020; (iii) term and maturity date: 5 years from the date of issue, maturing therefore on October 26, 2025; (iv) conversion price: R$32.2649 per preferred share, resulting in an initial conversion premium of 27.50%, calculated on the VWAP (Volume Weighted Average Price) of 30 trading sessions of the reference share of R$25.3058.
The issuance of debentures is part of Azul's efforts to contain the economic impact of the COVID-19 pandemic on its operations and the Company expects to use the net proceeds obtained for working capital, expansion of its activities and other strategic opportunities.
The debentures are redeemable, totally or partially, in cash at the Company's discretion at any time, after 36 months, if the last price reported by American Depositary Share (ADS) representing Azul's preferred share exceeds 130% of the conversion price for a specific period.
The debentures are guaranteed by the Company and its main operating subsidiary, ALAB, and are guaranteed by certain assets, including, but not limited to, intellectual property assets held by the guarantors and the TudoAzul frequent-flyer program, certain rights related to the right of use of the hangar and specific equipment necessary for maintenance of the hangar used by the Company and located at Viracopos airport.
As required by IFRS 9 - Financial Instruments, the conversion right was measured at fair value through profit or loss as it is an embedded derivative. Accordingly, during the year ended December 31, 2022, due to the devaluation of the Company’s shares, a gain of R$519,815 was recognized under the “Derivative financial instruments, net” line item (R$829,213 as of December, 31 2021).
17.3.4    Working capital
During the year ended December 31, 2022, the subsidiary ALAB raised funds as shown below:
•R$200,000 at a rate equivalent to CDI+5.4% p.a. and quarterly payments of interest and principal with final maturity in September 2023. For this funding, the Company assigned receivables and the proceeds will be used for general corporate purposes; and
•R$27,792 with a cost of R$325, at a rate equivalent to CDI+6.3% p.a. and monthly payments of interest and principal with final maturity during 2023.
17.3.5    Debentures
During the year ended December 31, 2018, the subsidiary ALAB issued, through the 9th and 10th issue, restricted offers of 50,000 and 20,000 simple non-convertible debentures in the amount of R$500,000 and R$200,000 with funding costs for contracting the loan of R$3,414 and R$4,302 respectively. Funding costs will be amortized throughout the contract, as required by IFRS 9.
During the year ended December 31, 2022, the subsidiary ALAB renegotiated the debentures, changing the conditions and maturities. The rate was changed to CDI+5.0% p.a. with maturity on December 20, 2027. The indicators for measuring the covenants were changed to adjusted debt service coverage ratio (DSCR) equal to or greater than 1.2; and financial leverage less than or equal to 6.5 in 2023; 5.0 in 2024 and 2025; and 4.5 in 2026 and 2027.
17.3.6    Aircraft and engines
The balance, in local and foreign currency, consists substantially of the financing of engine maintenance and the purchase of aircraft and engines.
17.4    Schedule of amortization of long-term debt

	December 31,
Description	2022	2021

2023	—	1,242,042
2024	2,391,313	2,417,304
2025	1,629,572	1,959,558
2026	3,306,081	3,357,741
2027	172,205	8,510
After 2027	9,518	10,186
	7,508,689	8,995,341
17.5    Covenants
As of December 31, 2022, the Company has loans and financing subject to covenants related to the indebtedness level and the debt service coverage ratio.

Covenant related to:	Indicators for the measurement	Frequency of measurement

9th and 10th issue of debentures	(i) Adjusted debt service coverage ratio (DSCR) equal to or greater than 1.2; and (ii) Financial leverage less than or equal to 6.5 in 2023; 5.0 in 2024 and 2025; and 4.5 in 2026 and 2027.	Annual
Credit facility agreement (CFA)	(i) Adjusted debt service coverage ratio (DSCR) equal to or greater than 1.2; and (ii) Financial leverage less than or equal to 6.5.	Annual
Aircraft financing	(i) Adjusted debt service coverage ratio (DSCR) equal to or greater than 1.2; and (ii) Financial leverage less than or equal to 5.5.	Quarterly/Annual
Aircraft financing	(i) Adjusted debt service coverage ratio (DSCR) equal to or greater than 1.2; and (ii) Financial leverage less than or equal to 6.5.	Annual
The Company previously requested a waiver from the counterparties and obtained it in 2022. Therefore, the related debt is still classified in these financial statements according to the original contractual maturities.